Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Loss (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Cost of revenue	¥ 48,518,779	$ 6,988,158	¥ 67,743,995	¥ 85,782,569
Gross loss	7,680,507	1,106,222	(21,332,664)	(21,505,678)
Operating expenses:
Product development	77,991,408	11,233,099	135,042,829	156,253,036
Sales and marketing	21,286,647	3,065,915	31,692,522	51,758,100
General and administrative	129,047,846	18,586,756	131,768,503	111,157,250
Total operating expenses	306,891,563	44,201,579	303,604,040	139,404,086
Loss from operations	(295,606,307)	(42,576,165)	(326,500,222)	(160,834,764)
Fair value change on convertible bonds and warrants	48,057,204	6,921,677	(7,129,161)
Other income (expenses), net	(9,952,271)	(1,433,426)	(1,916,755)	(963,125)
Loss before income tax expense and share of loss in equity method investments	(562,633,741)	(81,036,115)	(341,168,178)	(125,229,878)
Income tax expense	6,079,282	875,599
Net loss	(667,089,945)	(96,080,937)	(354,181,969)	(128,942,408)
Other comprehensive income (loss)
Currency translation adjustments	(1,754,639)	(252,721)	5,009,430	(1,203,960)
Total comprehensive loss	(668,844,584)	(96,333,658)	(349,172,539)	(130,146,368)
Parent Company
Condensed Statement of Income Captions [Line Items]
Cost of revenue	0	0	0	0
Gross loss	0	0	0	0
Operating expenses:
Product development	(34,101)	(4,912)	(70,941)	632,437
Sales and marketing	(262,674)	(37,833)	(120,735)
General and administrative	(40,881,238)	(5,888,123)	(38,475,787)	(9,392,137)
Total operating expenses	(41,178,013)	(5,930,868)	(38,667,463)	(8,759,700)
Loss from operations	(41,178,013)	(5,930,868)	(38,667,463)	(8,759,700)
Interest income (expenses), net	(50,409,271)	(7,260,445)	(5,858,848)	32
Fair value change on convertible bonds and warrants	48,057,204	6,921,677	(7,129,161)
Other income (expenses), net	(11,163,638)	(1,607,898)	(2,267,335)	9,756
Loss before income tax expense and share of loss in equity method investments	(54,693,718)	(7,877,534)	(53,922,807)	(8,749,912)
Income tax expense	0	0	0	0
Equity in income (loss) of subsidiaries and VIEs	(539,087,871)	(77,644,804)	(250,905,547)	(77,872,558)
Net loss	(593,781,589)	(85,522,338)	(304,828,354)	(86,622,470)
Other comprehensive income (loss)
Unrealized loss on available-for-sale investment	0	0	0	0
Currency translation adjustments	5,954,611	857,642	5,266,016	348,437
Total comprehensive loss	¥ (587,826,978)	$ (84,664,696)	¥ (299,562,338)	¥ (86,274,033)